SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
SUPPLEMENTAL INFORMATION	SUPPLEMENTAL INFORMATION
The net change in working capital balances for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	2023	2022	2021
Trade receivables and other current assets	$540	$(296)	$(515)
Accounts payable and accrued liabilities	(60)	109	(282)
Other assets and liabilities	(12)	(7)	81
	$468	$(194)	$(716)